FINANCIAL INSTRUMENTS (Details 21) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 575,178	$ 763,730
Percentage of trade receivables	100.00%	100.00%
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 28,469	$ 59,844
Percentage of trade receivables	4.95%	7.84%
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 899	$ 854
Percentage of trade receivables	0.16%	0.11%
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 309	$ 36
Percentage of trade receivables	0.05%	0.00%
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 18	$ 111
Percentage of trade receivables	0.00%	0.01%
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 846	$ 43
Percentage of trade receivables	0.15%	0.01%
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 22	$ 141
Percentage of trade receivables	0.00%	0.02%
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 34	$ 127
Percentage of trade receivables	0.01%	0.02%
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 389	$ 69
Percentage of trade receivables	0.07%	0.01%
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 12,311	$ 14,481
Percentage of trade receivables	2.14%	1.89%
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 531,881	$ 688,024
Percentage of trade receivables	92.47%	90.09%